Income Taxes Tax Effects of Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$ 380	$ 155
Pension and other postretirement benefits	30	36
Long term debt	32	61
Other	84	142
Total deferred income tax assets	526	394
Valuation allowance	(118)	(121)
Net deferred income tax assets	408	273
Deferred income tax liabilities:
Properties, plants and equipment	(1,054)	(1,305)
Investment in unconsolidated affiliates	(3,728)	(2,889)
Trademarks	0	(112)
Other	(20)	(49)
Total deferred income tax liabilities	(4,802)	(4,355)
Accumulated deferred income taxes	(4,394)	(4,082)	$ (4,331)
Accumulated deferred income taxes	$ (4,394)	$ (4,082)